ProShare Advisors LLC

7501 Wisconsin Avenue

Suite 1000

Bethesda, MD 20814-6527

Phone: 240.497.6400

Fax: 240.497.6530

August 28, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attn: Filing Desk

Re:	ProShares Trust (the “Trust”)
(File Nos. 333-89822 and 811-21114)

Dear Ladies and Gentlemen:

Transmitted herewith for filing on behalf of the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the prospectus and statement of additional information for the ProShares Short 20+ Year Treasury do not differ from those contained in Post-Effective Amendment No. 17 under the Securities Act and Amendment No. 24 under the Investment Company Act of 1940 to the Trust’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on August 17, 2009 via EDGAR.

Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6495.

Sincerely,

/s/ Barry I. Pershkow

Barry Pershkow

Vice President and Counsel